Due to Related Party Transactions	12 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Due to Related Party Transactions

11. Due to Related Party Transactions

The amount due to a related party called Ansa Group Limited (“Ansa”), an entity under common control of the majority shareholder of the Company was $38,808 and $24,386 as at June 30, 2024 and 2023 respectively. The balance is interest-free and does not have a fixed maturity. The terms are not necessarily indicative of what a third party would agree to.